Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by applicable SEC rules, we are providing the following information about the relationship of compensation actually paid to our principal executive officer (PEO) and other NEOs and our, and certain of our peers’, performance. For further information concerning our pay for performance philosophy and how our executive compensation aligns with our performance, refer to “Executive Compensation – Compensation Discussion and Analysis” above.
Pay Versus Performance Table
Year (a)	Summary Compensation Table Total for PEO(1) (b)	Compensation Actually Paid to PEO(2) (c)	Average Summary Compensation Table Total for Non-PEO NEOs(3) (d)	Average Compensation Actually Paid to Non-PEO NEOs(4) (e)	Value of Initial Fixed $100 Investment Based On:
					Total Shareholder Return(5) (f)	Peer Group Total Shareholder Return(6) (g)	Net Income (Loss) (millions)(7) (h)	Revenue Less Ancillary Services (millions)(8) (i)
2023	$8,673,572	$8,250,862	$3,544,157	$3,530,313	$96	$140	($8.6)	$377.1
2022	$7,069,596	($4,645,074)	$3,131,699	($1,254,761)	$102	$89	($39.3)	$257.1
2021	$4,768,798	$40,706,656	$2,685,819	$21,188,572	$159	$126	($28.1)	$181.1
(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Massaro (our Chief Executive Officer) for each corresponding year in the Total column of the Summary Compensation Table. Refer to Executive Compensation – Summary Compensation Table.

(2)
The dollar amounts reported in column (c) represent the amount of compensation actually paid to Mr. Massaro, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Massaro during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Massaro’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO
2023	$8,673,572	($7,628,574)	$7,205,864	$8,250,862
2022	$7,069,596	($6,384,148)	($5,330,522)	($4,645,074)
2021	$4,768,798	($4,052,400)	$39,990,258	$40,706,656
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the Stock Awards and Option Awards columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation methodology used to calculate fair values did not materially differ from those disclosed at the time of grant and include current economic assumptions as of the applicable valuation dates. The amounts deducted or added in calculating the equity award adjustments are as follows:

(c)
Year	Year End Fair Value of Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$6,584,693	($548,640)	$0	$1,169,811	$0	$0	$7,205,864
2022	$6,167,394	($5,705,432)	$0	($5,792,484)	$0	$0	($5,330,522)
2021	$16,395,788	$12,685,867	$3,523,500	$7,385,103	$0	$0	$39,990,258
(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for our NEOs as a group (excluding Mr. Massaro, who has served as our CEO since 2013) in the Total column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Massaro) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Robert Orgel, Michael Ellis, Peter Butterfield and David King, (ii) for 2022, Robert Orgel, Michael Ellis, Sharon Butler and David King; and (iii) for 2021, Robert Orgel and Michael Ellis.

(4)
The dollar amounts reported in column (e) represent the average amount of compensation actually paid to the NEOs as a group (excluding Mr. Massaro), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Massaro) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Massaro) for each year to determine the compensation actually paid, using the same methodology described above in Footnote (2) above:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2023	$3,544,157	($2,972,501)	$2,958,657	$3,530,313
2022	$3,131,699	($2,622,054)	($1,764,405)	($1,254,761)
2021	$2,685,819	($2,178,165)	$20,680,918	$21,188,572
(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year	Year End Fair Value of Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$2,572,069	($176,013)	$0	$562,601	$0	$0	$2,958,657
2022	$2,533,030	($2,094,399)	$0	($2,203,036)	$0	$0	($1,764,405)
2021	$11,095,008	$6,753,408	$0	$2,832,502	$0	$0	$20,680,918
(5)
The dollar amounts reported in column (f) represent our cumulative total shareholder return (TSR). Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the price per share of our common stock at the end and the beginning of the measurement period by the price per share of our common stock at the beginning of the measurement period. For this purpose, the measurement period begins at the initial public offering in May 2021.

(6)	The peer group used for purposes of column (g) is the S&P 500 - Information Technology index.
(7)	The dollar amounts reported represent the amount of net income (loss) reflected in our audited financial statements for the applicable year.
(8)
Our Revenue Less Ancillary Services for the year ended December 31, 2023 was adjusted to $377.1 million based on pre-determined adjustments related to excluding revenue from the StudyLink acquisition and the revenue portion for the Travel business above an internal target was discounted 50%. Our Compensation Committee exercised its discretion to modify our reported Revenue Less Ancillary Services for the year ended December 31, 2022 of $267.1 million to remove the $10.0 million of revenue attributable to CohortGo. While we use numerous financial and non-financial performance measures for the purpose of evaluating performance for our compensation programs, we have determined that Revenue Less Ancillary Services is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by us to link compensation actually paid to the our NEOs, for the most recently completed fiscal year, to our performance.

Company Selected Measure Name	Revenue Less Ancillary Services
Named Executive Officers, Footnote
(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Massaro (our Chief Executive Officer) for each corresponding year in the Total column of the Summary Compensation Table. Refer to Executive Compensation – Summary Compensation Table.

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for our NEOs as a group (excluding Mr. Massaro, who has served as our CEO since 2013) in the Total column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Massaro) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Robert Orgel, Michael Ellis, Peter Butterfield and David King, (ii) for 2022, Robert Orgel, Michael Ellis, Sharon Butler and David King; and (iii) for 2021, Robert Orgel and Michael Ellis.

Peer Group Issuers, Footnote
(6)	The peer group used for purposes of column (g) is the S&P 500 - Information Technology index.

PEO Total Compensation Amount	$ 8,673,572	$ 7,069,596	$ 4,768,798
PEO Actually Paid Compensation Amount	$ 8,250,862	(4,645,074)	40,706,656
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in column (c) represent the amount of compensation actually paid to Mr. Massaro, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Massaro during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Massaro’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO
2023	$8,673,572	($7,628,574)	$7,205,864	$8,250,862
2022	$7,069,596	($6,384,148)	($5,330,522)	($4,645,074)
2021	$4,768,798	($4,052,400)	$39,990,258	$40,706,656
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the Stock Awards and Option Awards columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation methodology used to calculate fair values did not materially differ from those disclosed at the time of grant and include current economic assumptions as of the applicable valuation dates. The amounts deducted or added in calculating the equity award adjustments are as follows:

(c)
Year	Year End Fair Value of Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$6,584,693	($548,640)	$0	$1,169,811	$0	$0	$7,205,864
2022	$6,167,394	($5,705,432)	$0	($5,792,484)	$0	$0	($5,330,522)
2021	$16,395,788	$12,685,867	$3,523,500	$7,385,103	$0	$0	$39,990,258

Non-PEO NEO Average Total Compensation Amount	$ 3,544,157	3,131,699	2,685,819
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,530,313	(1,254,761)	21,188,572
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in column (e) represent the average amount of compensation actually paid to the NEOs as a group (excluding Mr. Massaro), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Massaro) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Massaro) for each year to determine the compensation actually paid, using the same methodology described above in Footnote (2) above:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2023	$3,544,157	($2,972,501)	$2,958,657	$3,530,313
2022	$3,131,699	($2,622,054)	($1,764,405)	($1,254,761)
2021	$2,685,819	($2,178,165)	$20,680,918	$21,188,572
(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year	Year End Fair Value of Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$2,572,069	($176,013)	$0	$562,601	$0	$0	$2,958,657
2022	$2,533,030	($2,094,399)	$0	($2,203,036)	$0	$0	($1,764,405)
2021	$11,095,008	$6,753,408	$0	$2,832,502	$0	$0	$20,680,918

Compensation Actually Paid vs. Total Shareholder Return
Analysis of the Information Presented in the Pay versus Performance Table
As described in more detail in the section “Executive Compensation – Compensation Discussion and Analysis” above, our executive compensation program reflects a pay for performance philosophy. While we utilize several performance measures to align executive compensation with our performance, all of those measures are not presented in the Pay versus Performance table. Moreover, we generally seek to incentivize long-term performance, and therefore do not specifically align our performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay versus Performance table.
Compensation Actually Paid and Cumulative TSR
As demonstrated by the following graph, the amount of compensation actually paid (CAP) to Mr. Massaro and the average amount of compensation actually paid to our NEOs as a group (excluding Mr. Massaro) is aligned with our cumulative TSR over the three years presented in the table. The alignment of compensation actually paid with our cumulative TSR over the period presented is because a significant portion of the compensation actually paid to Mr. Massaro and to the other NEOs is comprised of equity awards. As described in more detail in the section “Executive Compensation – Compensation Discussion and Analysis” above, in Fiscal 2023, we granted an average of over 80% of our NEOs’ target direct compensation as equity-based compensation in the form of RSUs.

Compensation Actually Paid vs. Net Income
Analysis of the Information Presented in the Pay versus Performance Table
As described in more detail in the section “Executive Compensation – Compensation Discussion and Analysis” above, our executive compensation program reflects a pay for performance philosophy. While we utilize several performance measures to align executive compensation with our performance, all of those measures are not presented in the Pay versus Performance table. Moreover, we generally seek to incentivize long-term performance, and therefore do not specifically align our performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay versus Performance table
Compensation Actually Paid and Net Income (Loss)
As demonstrated by the following table, the amount of compensation actually paid (CAP) to Mr. Massaro and the average amount of compensation actually paid to our NEOs as a group (excluding Mr. Massaro) is generally aligned with our net income (loss) over the three years presented in the table. Due to the emphasis we place on equity compensation, stock return is the primary driver of CAP for the three years shown in the chart. Equity compensation is sensitive to stock prices.

Compensation Actually Paid vs. Company Selected Measure
Analysis of the Information Presented in the Pay versus Performance Table
As described in more detail in the section “Executive Compensation – Compensation Discussion and Analysis” above, our executive compensation program reflects a pay for performance philosophy. While we utilize several performance measures to align executive compensation with our performance, all of those measures are not presented in the Pay versus Performance table. Moreover, we generally seek to incentivize long-term performance, and therefore do not specifically align our performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay versus Performance table
Compensation Actually Paid and Revenue Less Ancillary Services
As demonstrated by the following graph, the amount of compensation actually paid to Mr. Massaro and the average amount of compensation actually paid to our NEOs as a group (excluding Mr. Massaro) is not aligned with our Revenue Less Ancillary Services, as modified by our Compensation Committee, over the three years presented in the table. This is largely due to the emphasis we place on equity compensation, which is sensitive to stock price changes.

Total Shareholder Return Vs Peer Group
Analysis of the Information Presented in the Pay versus Performance Table
As described in more detail in the section “Executive Compensation – Compensation Discussion and Analysis” above, our executive compensation program reflects a pay for performance philosophy. While we utilize several performance measures to align executive compensation with our performance, all of those measures are not presented in the Pay versus Performance table. Moreover, we generally seek to incentivize long-term performance, and therefore do not specifically align our performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay versus Performance table
Our Cumulative TSR and Cumulative TSR of the Peer Group
As demonstrated by the following graph, our cumulative TSR over the three-year period presented in the table was -4%, while the cumulative TSR of the peer group presented for this purpose, S&P 500 – Information Technology Sector, was 40% over the three years presented in the table. Our cumulative TSR underperformed the S&P 500 – Information Technology Sector during the three years presented in the table. For more information regarding our performance and the peer group of companies that our Compensation Committee considers when determining compensation, refer to Executive Compensation – Compensation Discussion and Analysis.

Tabular List, Table
Financial Performance Measures
As described in greater detail in the section “Executive Compensation – Compensation Discussion and Analysis” above, our executive compensation program reflects a pay for performance philosophy. Annual performance-based cash bonuses are tied primarily to achievement of corporate short-term financial goals and, for certain executives, individual performance. Long term incentive awards deliver value based on the performance of our common stock. The most important financial performance measures used by us to link executive compensation actually paid to our NEOs, for the most recently completed fiscal year, to our performance are as follows:
•	Revenue Less Ancillary Services; and
•	Adjusted EBITDA

Total Shareholder Return Amount	$ 96	102	159
Peer Group Total Shareholder Return Amount	140	89	126
Net Income (Loss)	$ (8,600,000)	$ (39,300,000)	$ (28,100,000)
Company Selected Measure Amount	377,100,000	257,100,000	181,100,000
PEO Name	Mr. Massaro	Mr. Massaro	Mr. Massaro
Discount Factor	50.00%
Revenue Less Ancillary Services, Including Revenue From Acquisition		$ 267,100,000
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual		10,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue Less Ancillary Services
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
PEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,628,574)	(6,384,148)	$ (4,052,400)
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,205,864	(5,330,522)	39,990,258
PEO | Year End Fair Value of Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,584,693	6,167,394	16,395,788
PEO | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(548,640)	(5,705,432)	12,685,867
PEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	3,523,500
PEO | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,169,811	(5,792,484)	7,385,103
PEO | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,972,501)	(2,622,054)	(2,178,165)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,958,657	(1,764,405)	20,680,918
Non-PEO NEO | Year End Fair Value of Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,572,069	2,533,030	11,095,008
Non-PEO NEO | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(176,013)	(2,094,399)	6,753,408
Non-PEO NEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	562,601	(2,203,036)	2,832,502
Non-PEO NEO | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0